RESTRUCTURING CHARGES - Additional Information - Q2 (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	$ 0.5		$ (3.6)		$ 1.8	$ (3.1)	$ 10.5	$ 21.3	$ 3.5
Payments for restructuring					3.7		12.4	22.6
Restructuring reserve within accrued expenses and other	9.8	$ 11.8			9.8		11.8	13.7
Accrued Expenses and Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve within accrued expenses and other	9.8	11.8			9.8		11.8	13.7
Efficiency Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges		9.5			1.2		9.5
Expected restructuring and related charges	11.7				11.7
Restructuring and related charges to date	10.7	9.5			10.7		9.5
Expected cash payments	12.0	10.3			12.0		10.3
Expected cash payments, capital expenditures	0.2	0.2			0.2		0.2
Payments for restructuring					1.6		2.8
Remaining expected restructuring costs	6.2				6.2
Efficiency Program [Member] | Consumer Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges					0.5		6.0
Expected restructuring and related charges	6.9	6.1			6.9		6.1
Restructuring and related charges to date	6.5				6.5
Efficiency Program [Member] | Professional [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges					0.6		3.2
Expected restructuring and related charges	4.4	3.7			4.4		3.7
Restructuring and related charges to date	$ 3.8				$ 3.8
December 2013 Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges				$ 13.5					20.0
Expected restructuring and related charges		18.9					18.9
Restructuring and related charges to date		0.0					0.0	18.9
Expected cash payments		$ 17.0					17.0
Payments for restructuring							$ 0.0	$ 15.5	$ 0.1